Financial instruments, Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[1]	$ 413,584	$ 434,574
Financing cash flows	[1],[2]	15,549	(23,320)
Non-cash changes [Abstract]
Amortization	[1]	2,452	2,628
Other changes	[1],[3]	2,787	(298)
Ending balance	[1]	434,373	413,584
Current portion long term debt	[4]	39,500	78,649
Long term debt	[4]	389,244	330,775
Other current liabilities		994	1,389
Other non-current liabilities		5,598	3,497
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[5]	409,424	428,726
Financing cash flows	[2],[5]	16,956	(21,929)
Non-cash changes [Abstract]
Amortization	[5]	2,452	2,628
Other changes	[3],[5]	(89)	0
Ending balance	[5]	428,744	409,424
Current portion long term debt		39,500	78,649
Long term debt		389,244	330,775
Office Leases [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	[6]	4,160	5,849
Financing cash flows	[2],[6]	(1,407)	(1,390)
Non-cash changes [Abstract]
Amortization	[6]	0	0
Other changes	[3],[6]	2,877	(298)
Ending balance	[6]	5,630	4,160
Other current liabilities		994	1,389
Other non-current liabilities		$ 4,636	$ 2,771

[1]	The reconciliation does not include interest rate swaps which are described above.
[2]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
[3]	Other changes related to bank loans for the years 2025 represent capitalized fees directly attributable to financing activities. Other changes related to office leases for the year 2025 represent lease modification and foreign exchange effects during the year related to IFRS 16. Other changes related to office leases for 2024 represent lease modification and foreign exchange effects during the year related to IFRS 16.
[4]	Amounts carried at amortized cost.
[5]	As of December 31, 2025, bank loans consist of current portion long-term debt of $39,500 thousand and long-term debt of $389,244 thousand. As of December 31, 2024, bank loans consist of current portion long-term debt of $78,649 thousand and long-term debt of $330,775 thousand.
[6]	As of December 31, 2025, office leases consist of $994 thousand of current liabilities and $4,636 thousand of non-current liabilities. As of December 31, 2024, office leases consist of $1,389 thousand of current liabilities and $2,771 thousand of non-current liabilities. The remaining balance of non-current liabilities consists of pensions, deferred tax liability, and restoration cost related to office rental.